ACCRUED INTEREST (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Interest	$ 48,197	$ 43,473	$ 33,262
Note payable related party [Member]
Accrued Interest	46,356	43,349	32,597
Pubrelco Inc [Member]
Accrued Interest	763
Convertible Note Payable [Member]
Accrued Interest	$ 1,078
Power Up Lending Group [Member]
Accrued Interest			665
Note payable [Member]
Accrued Interest		$ 124